Private Placement (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Private Placement (Textual)
Purchase of private placement warrants, shares		4,900,000
Price per warrant		$ 1.00
Proceeds from private placement warrants		$ 4,900,000
Private placement warrant, description	Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at an exercise price of $11.50.	Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at an exercise price of $11.50.
Private Placement [Member]
Private Placement (Textual)
Purchase of private placement warrants, shares	4,900,000	4,900,000
Price per warrant	$ 1.00
Proceeds from private placement warrants	$ 4,900,000	$ 4,900,000